Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 57.0%
Angola - 1.0%
Angola Government International Bonds
8.00%, 11/26/2029 (A)	$ 500,000	$ 466,103
8.75%, 04/14/2032 (A)	1,940,000	1,763,325
		2,229,428
Argentina - 2.3%
Argentina Republic Government International Bonds
0.75% (B), 07/09/2030	1,600,000	1,237,424
3.50% (B), 07/09/2041	1,025,000	623,713
4.13% (B), 07/09/2035 - 07/09/2046	2,927,727	1,894,030
Provincia de Buenos Aires Government Bonds
6.63%, 09/01/2037 (C)	1,284,329	908,662
Provincia de Cordoba
9.75%, 07/02/2032 (A)	530,000	535,300
		5,199,129
Brazil - 4.3%
Brazil Government International Bonds
6.63%, 03/15/2035	500,000	502,231
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2027 - 01/01/2035	BRL 62,421,000	9,469,872
		9,972,103
China - 0.8%
China Government Bonds
3.27%, 11/19/2030	CNY 12,500,000	1,896,754
Colombia - 3.0%
Colombia Government International Bonds
3.25%, 04/22/2032	$ 2,000,000	1,623,000
8.50%, 04/25/2035	1,570,000	1,661,845
Colombia TES
7.00%, 03/26/2031	COP 3,997,000,000	780,886
11.50%, 07/25/2046	6,762,300,000	1,516,795
13.25%, 02/09/2033	4,866,000,000	1,238,785
		6,821,311
Cote d'Ivoire - 1.9%
Ivory Coast Government International Bonds
4.88%, 01/30/2032 (C)	EUR 793,000	835,556
8.08%, 04/01/2036 (A)	$ 1,220,000	1,201,568
8.25%, 01/30/2037 (A)	2,005,000	1,981,579
8.25%, 01/30/2037 (C)	240,000	237,196
		4,255,899
Czech Republic - 0.2%
Czech Republic Government Bonds
1.95%, 07/30/2037	CZK 14,340,000	508,215
Dominican Republic - 1.0%
Dominican Republic International Bonds
6.95%, 03/15/2037 (A)	$ 2,325,000	2,381,962
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Ecuador - 0.7%
Ecuador Government International Bonds
6.90%, 07/31/2035 (C)	$ 2,290,000	$ 1,709,485
Egypt - 0.6%
Egypt Government International Bonds
7.05%, 01/15/2032 (A)	350,000	320,964
7.30%, 09/30/2033 (A)	540,000	481,150
7.30%, 09/30/2033 (C)	530,000	472,240
		1,274,354
El Salvador - 0.6%
El Salvador Government International Bonds
8.25%, 04/10/2032 (A)	370,000	376,845
9.65%, 11/21/2054 (A)	1,050,000	1,081,500
		1,458,345
Ghana - 0.9%
Ghana Government International Bonds
5.00% (B), 07/03/2035 (C)	2,496,280	2,004,272
Guatemala - 0.5%
Guatemala Government Bonds
6.25%, 08/15/2036 (A)	1,160,000	1,165,870
Hungary - 1.9%
Hungary Government Bonds
3.00%, 10/27/2038	HUF 820,880,000	1,495,350
Hungary Government International Bonds
5.38%, 09/26/2030 (A)	$ 670,000	678,395
6.25%, 09/22/2032 (A)	1,215,000	1,272,900
6.75%, 09/23/2055 (A)	965,000	975,791
		4,422,436
Indonesia - 2.2%
Indonesia Treasury Bonds
6.75%, 07/15/2035	IDR 29,166,000,000	1,794,467
8.25%, 05/15/2036	21,431,000,000	1,454,021
8.38%, 03/15/2034	26,896,000,000	1,822,488
		5,070,976
Lebanon - 0.2%
Lebanon Government International Bonds
6.85%, 05/25/2029 (C)(D)(E)	$ 2,105,000	390,478
Malaysia - 1.3%
Malaysia Government Bonds
4.23%, 06/30/2031	MYR 9,223,000	2,263,473
4.70%, 10/15/2042	2,725,000	714,246
		2,977,719
Mexico - 5.8%
Mexico Bonos
8.50%, 03/02/2028 - 02/28/2030	MXN 84,580,000	4,476,462
10.00%, 11/20/2036	57,625,800	3,184,219
Transamerica Funds

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
Mexico Government International Bonds
6.63%, 01/29/2038	$ 3,370,000	$ 3,386,850
7.38%, 05/13/2055	2,290,000	2,358,700
		13,406,231
Morocco - 0.5%
Morocco Government International Bonds
3.00%, 12/15/2032 (A)	1,335,000	1,135,874
Nigeria - 0.6%
Nigeria Government International Bonds
7.14%, 02/23/2030 (A)	790,000	769,543
8.25%, 09/28/2051 (A)	600,000	512,294
		1,281,837
Pakistan - 0.7%
Pakistan Global Sukuk Programme Co. Ltd.
7.95%, 01/31/2029 (A)	420,000	422,310
Pakistan Government International Bonds
7.38%, 04/08/2031 (A)	540,000	505,655
8.88%, 04/08/2051 (A)	900,000	780,102
		1,708,067
Panama - 0.4%
Panama Government International Bonds
3.87%, 07/23/2060	590,000	343,274
4.30%, 04/29/2053	1,000,000	656,130
		999,404
Papua New Guinea - 0.5%
Papua New Guinea Government International Bonds
8.38%, 10/04/2028 (C)	1,015,000	1,041,601
Peru - 0.5%
Peru Government Bonds
7.60%, 08/12/2039 (C)	PEN 3,768,000	1,110,249
Philippines - 1.7%
Philippines Government Bonds
6.25%, 01/25/2034	PHP 30,450,000	524,213
6.88%, 05/23/2044	30,450,000	537,278
Philippines Government International Bonds
5.50%, 02/04/2035	$ 2,800,000	2,914,258
		3,975,749
Poland - 3.5%
Bank Gospodarstwa Krajowego
6.25%, 07/09/2054 (A)	1,000,000	1,003,027
Republic of Poland Government Bonds
2.50%, 07/25/2026	PLN 8,474,000	2,227,356
7.50%, 07/25/2028	5,925,000	1,710,777
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Poland (continued)
Republic of Poland Government International Bonds
5.50%, 03/18/2054	$ 3,290,000	$ 3,075,554
		8,016,714
Republic of South Africa - 2.7%
Republic of South Africa Government Bonds
8.25%, 03/31/2032	ZAR 14,673,570	780,224
8.75%, 01/31/2044	8,573,000	394,500
8.88%, 02/28/2035	28,033,000	1,467,376
11.63%, 03/31/2053	25,475,000	1,507,502
Republic of South Africa Government International Bonds
5.75%, 09/30/2049	$ 2,350,000	1,741,101
7.95%, 11/19/2054 (A)	450,000	427,655
		6,318,358
Romania - 3.0%
Romania Government Bonds
4.85%, 07/25/2029	RON 6,815,000	1,403,774
7.10%, 07/31/2034	6,480,000	1,445,898
7.35%, 04/28/2031	3,970,000	892,552
Romania Government International Bonds
5.75%, 03/24/2035 (A)	$ 1,450,000	1,373,936
6.63%, 05/16/2036 (A)	510,000	509,363
7.13%, 01/17/2033 (A)	1,315,000	1,395,236
		7,020,759
Saudi Arabia - 1.7%
Saudi Government International Bonds
5.13%, 01/13/2028 (A)	640,000	651,158
5.63%, 01/13/2035 (A)	1,750,000	1,827,981
5.75%, 01/16/2054 (A)	1,433,000	1,380,186
		3,859,325
Senegal - 0.4%
Senegal Government International Bonds
6.25%, 05/23/2033 (A)	960,000	710,092
7.75%, 06/10/2031 (C)	200,000	163,345
		873,437
Serbia - 0.4%
Serbia International Bonds
2.05%, 09/23/2036 (A)	EUR 790,000	696,577
6.00%, 06/12/2034 (A)	$ 255,000	260,057
		956,634
Sri Lanka - 0.7%
Sri Lanka Government International Bonds
3.10% (B), 01/15/2030 (A)	425,184	381,603
3.35% (B), 03/15/2033 (C)	1,160,000	948,960
3.60% (B), 02/15/2038 (A)	420,000	352,051
		1,682,614
Transamerica Funds

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Supranational - 4.4%
Asian Development Bank
6.20%, 10/06/2026	INR 38,300,000	$ 436,391
Asian Infrastructure Investment Bank
4.25%, 01/27/2027 (C)	PHP 59,400,000	999,635
6.00%, 12/08/2031 (C)	INR 96,500,000	1,055,983
6.96%, 01/14/2035 (C)	92,000,000	1,066,978
Banque Ouest Africaine de Developpement
5-Year CMT + 4.22%, 8.20% (F), 02/13/2055 (A)	$ 1,130,000	1,142,675
Corp. Andina de Fomento
5-Year SOFR ICE Swap + 3.12%, 6.75% (F), 06/17/2030 (A)(G)(H)	430,000	437,531
European Bank for Reconstruction & Development
Zero Coupon, 04/05/2036 - 10/04/2036	TRY 2,121,500,000	3,016,064
6.25%, 04/11/2028	INR 38,900,000	440,524
Inter-American Development Bank
7.00%, 04/17/2033	78,000,000	908,297
International Finance Corp.
17.50%, 07/19/2028	UZS 8,600,000,000	708,200
		10,212,278
Turkey - 3.0%
Istanbul Metropolitan Municipality
10.50%, 12/06/2028 (A)	$ 945,000	1,022,383
Republic of Turkiye
6.50%, 01/03/2035	1,550,000	1,484,163
Turkiye Government Bonds
12.60%, 10/01/2025	TRY 94,470,438	2,228,131
Turkiye Government International Bonds
5.75%, 05/11/2047	$ 2,130,000	1,626,769
7.13%, 07/17/2032	500,000	504,696
		6,866,142
Ukraine - 0.4%
Ukraine Government International Bonds
0.00%, 08/01/2041 (C)	390,000	288,893
1.75% (B), 02/01/2035 (A)	510,071	259,629
3.00% (B), 02/01/2035 (C)	845,000	390,994
		939,516
Uzbekistan - 0.5%
Republic of Uzbekistan International Bonds
15.50%, 02/25/2028 (A)	UZS 14,790,000,000	1,172,209
Venezuela - 0.1%
Venezuela Government International Bonds
9.00%, 05/07/2023 (C)(D)(E)	$ 1,440,000	259,344
Zambia - 2.1%
Zambia Government Bonds
14.00%, 06/01/2035 - 12/26/2038	ZMW 31,605,000	1,038,764
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Zambia (continued)
Zambia Government Bonds (continued)
20.00%, 06/23/2040	ZMW 11,500,000	$ 495,772
23.29%, 11/25/2039	5,000,000	245,205
Zambia Government International Bonds
0.50%, 12/31/2053 (A)	$ 1,400,000	1,022,812
0.50%, 12/31/2053 (C)	802,384	586,206
5.75% (B), 06/30/2033 (C)	1,569,963	1,461,189
		4,849,948
Total Foreign Government Obligations (Cost $128,125,735)		131,425,026
CORPORATE DEBT SECURITIES - 36.0%
Argentina - 1.1%
Arcor SAIC
7.60%, 07/31/2033 (A)	770,000	768,075
Pluspetrol SA
8.50%, 05/30/2032 (A)	710,000	724,200
Telecom Argentina SA
9.25%, 05/28/2033 (A)	1,000,000	1,033,002
		2,525,277
Brazil - 0.7%
Samarco Mineracao SA
PIK Rate 9.00%, Cash Rate 0.00%, 06/30/2031 (C)(I)	1,641,029	1,625,202
Canada - 0.5%
First Quantum Minerals Ltd.
8.63%, 06/01/2031 (A)	1,050,000	1,093,317
Cayman Islands - 3.2%
Alibaba Group Holding Ltd.
5.25%, 05/26/2035 (A)(H)	1,040,000	1,055,412
DP World Crescent Ltd.
3.88%, 07/18/2029 (C)	1,260,000	1,219,258
Health & Happiness H&H International Holdings Ltd.
9.13%, 07/24/2028 (C)	500,000	514,964
IHS Holding Ltd.
5.63%, 11/29/2026 (A)	690,000	681,158
8.25%, 11/29/2031 (A)(H)	850,000	866,296
Liberty Costa Rica Senior Secured Finance
10.88%, 01/15/2031 (A)	700,000	745,500
Longfor Group Holdings Ltd.
4.50%, 01/16/2028 (C)	850,000	766,101
Montego Bay Airport Revenue Finance Ltd.
6.60%, 06/15/2035 (A)	690,000	689,772
Vale Overseas Ltd.
6.40%, 06/28/2054	950,000	932,934
		7,471,395
Chile - 1.6%
AES Andes SA
6.25%, 03/14/2032 (A)	1,060,000	1,077,613
Transamerica Funds

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chile (continued)
Alfa Desarrollo SpA
4.55%, 09/27/2051 (A)	$ 988,046	$ 743,967
Chile Electricity PEC SpA
Zero Coupon, 01/25/2028 (C)	750,459	662,280
Telefonica Moviles Chile SA
3.54%, 11/18/2031 (A)	850,000	556,750
WOM Mobile SA
PIK Rate 12.50%, Cash Rate 5.50%, 04/01/2031 (A)(I)	625,457	606,693
		3,647,303
Colombia - 0.8%
Banco Davivienda SA
Fixed until 07/02/2030, 8.13% (F), 07/02/2035 (A)	785,000	798,729
Grupo Nutresa SA
9.00%, 05/12/2035 (A)	890,000	973,267
		1,771,996
El Salvador - 0.4%
Comision Ejecutiva Hidroelectrica del Rio Lempa
8.65%, 01/24/2033 (A)(H)	840,000	847,560
Hong Kong - 0.1%
Vanke Real Estate Hong Kong Co. Ltd.
3.98%, 11/09/2027 (C)	250,000	201,684
India - 1.4%
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/2031 (A)	600,000	513,084
Adani Transmission Step-One Ltd.
4.00%, 08/03/2026 (C)	990,000	977,903
IIFL Finance Ltd.
8.75%, 07/24/2028 (A)	850,000	863,473
Muthoot Finance Ltd.
6.38%, 04/23/2029 (A)	350,000	350,273
Sammaan Capital Ltd.
9.70%, 07/03/2027 (A)	450,000	458,992
		3,163,725
Ireland - 0.0% *
Sovcombank Via SovCom Capital DAC
Fixed until 02/17/2027 (G), 7.60% (A)(F)	640,000	23,120
Jersey, Channel Islands - 0.4%
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/2034 (C)	1,032,010	920,105
Luxembourg - 3.7%
Adecoagro SA
7.50%, 07/29/2032 (A)	1,040,000	1,041,820
Chile Electricity Lux MPC II SARL
5.67%, 10/20/2035 (A)	610,000	620,828
Chile Electricity Lux MPC SARL
6.01%, 01/20/2033 (A)	895,000	928,151
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Luxembourg (continued)
EIG Pearl Holdings SARL
4.39%, 11/30/2046 (A)	$ 1,800,000	$ 1,425,510
Greensaif Pipelines Bidco SARL
6.10%, 08/23/2042 (A)	600,000	610,024
MC Brazil Downstream Trading SARL
7.25%, 06/30/2031 (A)	1,176,750	958,698
Movida Europe SA
7.85%, 04/11/2029 (A)(H)	700,000	662,272
Raizen Fuels Finance SA
6.70%, 02/25/2037 (A)	955,000	927,148
Saavi Energia SARL
8.88%, 02/10/2035 (A)	1,250,000	1,301,000
		8,475,451
Malaysia - 0.9%
Petronas Capital Ltd.
4.95%, 01/03/2031 (A)	2,020,000	2,052,775
Mexico - 4.5%
Banco Mercantil del Norte SA
Fixed until 05/20/2035 (G), 8.75% (A)(F)	1,130,000	1,156,714
Banco Nacional de Comercio Exterior SNC
5.88%, 05/07/2030 (A)	750,000	763,125
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero
Fixed until 02/11/2030, 7.63% (F), 02/11/2035 (A)	810,000	832,149
Comision Federal de Electricidad
3.35%, 02/09/2031 (A)	1,325,000	1,158,634
Orbia Advance Corp. SAB de CV
7.50%, 05/13/2035 (A)	1,030,000	1,060,797
Petroleos Mexicanos
6.70%, 02/16/2032	520,000	495,663
6.84%, 01/23/2030	1,430,000	1,407,204
6.88%, 08/04/2026	1,290,000	1,295,181
7.69%, 01/23/2050	2,710,000	2,297,439
		10,466,906
Morocco - 0.8%
OCP SA
6.10%, 04/30/2030 (A)	860,000	874,803
7.50%, 05/02/2054 (A)(H)	970,000	980,204
		1,855,007
Multi-National - 0.7%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners
7.88%, 02/03/2030 (A)	430,000	436,181
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S. LLC
PIK Rate 1.50%, Cash Rate 9.00%, 05/25/2027 (I)	1,093,042	1,097,961
		1,534,142
Transamerica Funds

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Netherlands - 3.3%
Braskem Netherlands Finance BV
4.50%, 01/31/2030 (A)(H)	$ 880,000	$ 623,931
8.00%, 10/15/2034 (A)	1,625,000	1,155,781
IHS Netherlands Holdco BV
8.00%, 09/18/2027 (A)	515,606	517,810
MV24 Capital BV
6.75%, 06/01/2034 (A)	600,502	597,109
Prosus NV
3.83%, 02/08/2051 (A)	1,550,000	999,249
4.99%, 01/19/2052 (A)	1,220,000	946,896
Veon Midco BV
3.38%, 11/25/2027 (C)	1,000,000	922,989
Yinson Bergenia Production BV
8.50%, 01/31/2045 (A)	800,000	825,554
Yinson Boronia Production BV
8.95%, 07/31/2042 (A)	1,030,145	1,110,351
		7,699,670
Nigeria - 0.5%
SEPLAT Energy PLC
9.13%, 03/21/2030 (A)	1,040,000	1,073,879
Northern Mariana Islands - 0.4%
Greenko Wind Projects Mauritius Ltd.
7.25%, 09/27/2028 (A)	470,000	478,646
HTA Group Ltd.
7.50%, 06/04/2029 (A)	500,000	516,051
		994,697
Peru - 0.3%
Peru LNG SRL
5.38%, 03/22/2030 (C)	833,400	794,017
Poland - 0.4%
ORLEN SA
6.00%, 01/30/2035 (A)	940,000	965,647
Republic of Korea - 0.5%
LG Energy Solution Ltd.
5.88%, 04/02/2035 (A)	1,125,000	1,138,987
Republic of South Africa - 0.4%
Eskom Holdings SOC Ltd.
7.50%, 09/15/2033	ZAR 20,000,000	919,254
Saudi Arabia - 1.2%
Saudi Arabian Oil Co.
4.75%, 06/02/2030 (A)	$ 710,000	714,804
6.38%, 06/02/2055 (A)	2,070,000	2,099,392
		2,814,196
Singapore - 0.5%
LLPL Capital Pte. Ltd.
6.88%, 02/04/2039 (A)	1,163,520	1,197,523
Spain - 0.3%
AL Candelaria Spain SA
5.75%, 06/15/2033 (A)	875,000	754,679
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Thailand - 1.0%
Bangkok Bank PCL
Fixed until 03/25/2035, 6.06% (F), 03/25/2040 (A)	$ 1,470,000	$ 1,474,032
Muangthai Capital PCL
7.55%, 07/21/2030 (A)(H)	820,000	832,249
		2,306,281
Togo - 0.4%
Ecobank Transnational, Inc.
10.13%, 10/15/2029 (A)	780,000	821,065
Turkey - 2.0%
GDZ Elektrik Dagitim AS
9.00%, 10/15/2029 (A)	500,000	483,627
Limak Yenilenebilir Enerji AS
9.63%, 08/12/2030 (A)	710,000	708,310
TAV Havalimanlari Holding AS
8.50%, 12/07/2028 (A)	600,000	624,154
Turkiye Garanti Bankasi AS
Fixed until 10/08/2030, 8.13% (F), 01/08/2036 (A)	740,000	748,863
Turkiye Sinai Kalkinma Bankasi AS
7.38%, 07/02/2030 (A)	850,000	857,408
Yapi ve Kredi Bankasi AS
Fixed until 04/04/2029 (G), 9.74% (A)(F)	1,080,000	1,133,724
		4,556,086
Ukraine - 0.3%
VF Ukraine PAT via VFU Funding PLC
9.63%, 02/11/2027 (A)	767,480	731,185
United Arab Emirates - 0.6%
NBK Tier 1 Ltd.
Fixed until 01/10/2031 (G), 6.38% (A)(F)	640,000	648,115
Sweihan PV Power Co. PJSC
3.63%, 01/31/2049 (A)	870,295	715,187
		1,363,302
United Kingdom - 2.0%
Biocon Biologics Global PLC
6.67%, 10/09/2029 (A)	950,000	894,482
Energean PLC
6.50%, 04/30/2027 (A)(H)	1,230,000	1,208,475
Standard Chartered PLC
Fixed until 03/08/2030 (G), 7.88% (A)(F)	1,100,000	1,162,742
Trident Energy Finance PLC
12.50%, 11/30/2029 (A)	680,000	699,052
Vedanta Resources Finance II PLC
9.85%, 04/24/2033 (A)	760,000	762,817
		4,727,568
United States - 0.9%
Kosmos Energy Ltd.
8.75%, 10/01/2031 (A)(H)	795,000	612,801
Sasol Financing USA LLC
5.50%, 03/18/2031	820,000	682,472
Transamerica Funds

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Stillwater Mining Co.
4.50%, 11/16/2029 (A)	$ 740,000	$ 676,215
		1,971,488
Venezuela - 0.1%
Petroleos de Venezuela SA
9.75%, 05/17/2035 (C)(D)(E)	1,000,000	157,000
Virgin Islands, British - 0.1%
NWD MTN Ltd.
4.13%, 07/18/2029 (C)	570,000	289,104
Total Corporate Debt Securities (Cost $82,952,566)		82,950,593
CONVERTIBLE BOND - 0.3%
Chile - 0.3%
WOM Chile Holdco SpA PIK Rate 5.00%, Cash Rate 0.00%, 04/01/2032 (A)(I)	796,038	782,139
Total Convertible Bond (Cost $803,998)		782,139

	Shares	Value
COMMON STOCK - 0.1%
United States - 0.1%
Wom New Holdco (E)(J)(K)	2,467	123,350
Total Common Stock (Cost $391,217)		123,350

	Principal	Value
SHORT-TERM FOREIGN GOVERNMENT OBLIGATION - 1.2%
Egypt - 1.2%
Egypt Treasury Bills 32.96% (L), 10/21/2025	EGP 144,525,000	2,792,877
Total Short-Term Foreign Government Obligation (Cost $2,723,588)		2,792,877

	Shares	Value
OTHER INVESTMENT COMPANY - 2.4%
Securities Lending Collateral - 2.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.27% (L)	5,713,638	$ 5,713,638
Total Other Investment Company (Cost $5,713,638)		5,713,638

	Principal	Value
REPURCHASE AGREEMENT - 3.8%
Fixed Income Clearing Corp., 1.80% (L), dated 07/31/2025, to be repurchased at $8,713,452 on 08/01/2025. Collateralized by a U.S. Government Obligation, 3.75% due 04/30/2027, and with a value of $8,887,374.	$ 8,713,016	8,713,016
Total Repurchase Agreement (Cost $8,713,016)		8,713,016
Total Investments (Cost $229,423,758)		232,500,639
Net Other Assets (Liabilities) - (0.8)%		(1,930,400)
Net Assets - 100.0%		$ 230,570,239
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CA	08/22/2025	MYR	11,366,948	USD	2,680,062	$—	$(12,521)
CA	08/29/2025	CZK	33,925,766	USD	1,589,788	—	(13,406)
GSB	08/04/2025	USD	8,828,941	BRL	48,985,364	89,770	—
GSB	08/04/2025	BRL	48,985,364	USD	8,761,342	—	(22,171)
GSB	09/03/2025	USD	1,915,615	BRL	10,810,104	2,201	—
HSBC	08/04/2025	USD	1,318,000	BRL	7,392,662	—	(878)
HSBC	08/04/2025	USD	663,848	BRL	3,718,944	375	—
HSBC	08/04/2025	BRL	11,111,606	USD	1,985,623	—	(3,272)
JPM	08/08/2025	USD	963,500	PHP	54,514,830	29,165	—
JPM	08/08/2025	PHP	54,514,830	USD	959,937	—	(25,603)
JPM	08/22/2025	USD	2,218,000	KRW	3,061,949,000	7,356	—
JPM	08/22/2025	USD	3,711,575	KRW	5,181,358,630	—	(29,226)
JPM	08/22/2025	KRW	8,243,307,630	USD	5,980,005	—	(28,560)
JPM	08/29/2025	USD	223,813	EUR	193,687	2,339	—
Transamerica Funds

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPM	08/29/2025	USD	1,141,572	PLN	4,240,445	$10,645	$—
RBC	08/01/2025	USD	2,163,299	CLP	2,098,400,000	5,799	—
RBC	08/01/2025	USD	2,145,450	CLP	2,098,400,000	—	(12,050)
RBC	08/01/2025	CLP	2,098,400,000	USD	2,200,000	—	(42,500)
RBC	08/01/2025	CLP	2,098,400,000	USD	2,145,450	12,050	—
RBC	09/03/2025	CLP	2,098,400,000	USD	2,163,300	—	(5,695)
Total						$159,700	$(195,882)
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	56.5%	$131,425,026
Oil, Gas & Consumable Fuels	9.5	22,193,693
Electric Utilities	5.0	11,626,650
Banks	4.1	9,562,378
Communications Equipment	2.5	5,694,080
Chemicals	2.3	5,377,988
Metals & Mining	2.2	5,090,485
Construction & Engineering	1.9	4,331,422
Financial Services	1.8	4,144,534
Internet & Catalog Retail	1.3	3,001,557
Food Products	1.2	2,783,162
Commercial Services & Supplies	1.0	2,394,614
Energy Equipment & Services	1.0	2,304,184
Transportation Infrastructure	0.6	1,422,663
Real Estate Management & Development	0.5	1,256,889
Automobile Components	0.5	1,138,987
Biotechnology	0.4	894,482
Pharmaceuticals	0.2	514,964
Wireless Telecommunication Services	0.1	123,350
Investments	92.6	215,281,108
Short-Term Investments	7.4	17,219,531
Total Investments	100.0%	$ 232,500,639
Transamerica Funds

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (M)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value
ASSETS
Investments
Foreign Government Obligations	$—	$131,425,026	$—	$131,425,026
Corporate Debt Securities	—	82,950,593	—	82,950,593
Convertible Bond	—	782,139	—	782,139
Common Stock	—	—	123,350	123,350
Short-Term Foreign Government Obligation	—	2,792,877	—	2,792,877
Other Investment Company	5,713,638	—	—	5,713,638
Repurchase Agreement	—	8,713,016	—	8,713,016
Total Investments	$5,713,638	$226,663,651	$123,350	$232,500,639
Other Financial Instruments
Forward Foreign Currency Contracts (O)	$—	$159,700	$—	$159,700
Total Other Financial Instruments	$—	$159,700	$—	$159,700
LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (O)	$—	$(195,882)	$—	$(195,882)
Total Other Financial Instruments	$—	$(195,882)	$—	$(195,882)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the total value of 144A securities is $100,389,208, representing 43.5% of the
Fund's net assets.

(B)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of July 31, 2025; the maturity date disclosed is the ultimate maturity date.
(C)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2025, the total value of the Regulation S securities is $24,981,873, representing
10.8% of the Fund's net assets.

(D)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At July 31, 2025, the value of this security is
$806,822, representing 0.3% of the Fund's net assets.

(E)	Non-income producing security.
(F)
Floating or variable rate security. The rate disclosed is as of July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(G)	Perpetual maturity. The date displayed is the next call date.
(H)
All or a portion of the security is on loan. The total value of the securities on loan is $5,596,333, collateralized by cash collateral of $5,713,638. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(I)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(J)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see Notes to Schedule of Investments). At July 31, 2025, the
total value of the securities is $123,350, representing less than 0.1% of the Fund’s net assets.

(K)	Fair valued as determined in good faith in accordance with TAM's procedures. At July 31, 2025, the total value of the securities is $123,350, representing 0.1% of the Fund’s net assets.
(L)	Rate disclosed reflects the yield at July 31, 2025.
(M)
There were no transfers in or out of Level 3 during the period ended July 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(N)	Level 3 security was not considered significant to the Fund.
(O)	Derivative instruments are valued at unrealized appreciation (depreciation).
Transamerica Funds

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
CURRENCY ABBREVIATION(S):
BRL	Brazilian Real
CLP	Chile Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egypt Pound
EUR	Euro
HUF	Hungary Forint
IDR	Indonesia Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexico Peso
MYR	Malaysia Ringgit
PEN	Peruvian Sol
PHP	Philippines Peso
PLN	Poland Zloty
RON	Romania New Leu
TRY	Turkish New Lira
USD	United States Dollar
UZS	Uzbekistan Som
ZAR	South Africa Rand
ZMW	Zambian Kwacha
COUNTERPARTY ABBREVIATION(S):
CA	Credit Agricole
GSB	Goldman Sachs Bank
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
RBC	Royal Bank of Canada
PORTFOLIO ABBREVIATION(S):
CMT	Constant Maturity Treasury
ICE	IntercontinentalExchange®
PJSC	Private Joint Stock Co.
SOFR	Secured Overnight Financing Rate
Transamerica Funds

Transamerica Emerging Markets Debt

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Emerging Markets Debt (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not
Transamerica Funds

Transamerica Emerging Markets Debt

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds